BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Details) $ in Thousands			12 Months Ended
		Jan. 28, 2016 Vessel	Dec. 31, 2015 USD ($) Vessel PSV Customer		Dec. 31, 2014 USD ($) Vessel Customer		Dec. 31, 2013 USD ($) Customer
Segment Reporting Information [Line Items]
Number of non-Brazilian flag PSVs | PSV			3
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues			$ 330,617		$ 347,654		$ 345,642
Manufacturing revenues			16,860		16,021		65,575
Manufacturing Costs	[1]		12,058		10,470		45,662
Depreciation and amortization	[1]		51,132		53,417		42,535
Segment operating (loss) profit			(218)		(13,339)		35,166
Assets			849,316		897,061
Investments in and receivables from affiliates			3,570		3,906
Loss from investment in affiliates			(817)		(1,056)		(520)
Impairment charge	[1]		$ 8,030		$ 10,511		$ 0
South America [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			85.00%		85.00%		82.00%
Percentage of vessels and equipment			91.00%		90.00%
Argentina [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			24.00%		21.00%		19.00%
Brazil [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			30.00%		29.00%		25.00%
Uruguay [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			5.00%		5.00%		6.00%
Paraguay [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			21.00%		25.00%		27.00%
Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Revenues	[2]		$ 347,477		$ 363,675		$ 411,217
Vessels and equipment, net			669,087		717,405
Major Customers [Abstract]
Major customer revenue amount	[2]		347,477		363,675		411,217
Reportable Geographical Components [Member] | South America [Member]
Segment Reporting Information [Line Items]
Revenues	[2]		295,305		308,632		338,115
Vessels and equipment, net			610,599		648,147
Major Customers [Abstract]
Major customer revenue amount	[2]		295,305		308,632		338,115
Reportable Geographical Components [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues	[2]		41,766		43,574		13,934
Vessels and equipment, net			54,251		64,971
Major Customers [Abstract]
Major customer revenue amount	[2]		41,766		43,574		13,934
Reportable Geographical Components [Member] | Central America [Member]
Segment Reporting Information [Line Items]
Revenues	[2]		2,134		1,875		50,405
Major Customers [Abstract]
Major customer revenue amount	[2]		2,134		1,875		50,405
Reportable Geographical Components [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenues	[2]		0		2,630		1,553
Major Customers [Abstract]
Major customer revenue amount	[2]		0		2,630		1,553
Reportable Geographical Components [Member] | Asia [Member]
Segment Reporting Information [Line Items]
Revenues	[2]		8,272		6,964		7,210
Major Customers [Abstract]
Major customer revenue amount	[2]		8,272		6,964		7,210
Reportable Geographical Components [Member] | Other Countries [Member]
Segment Reporting Information [Line Items]
Vessels and equipment, net			4,237		4,287
Operating Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues			330,617		347,654		345,642
Manufacturing revenues			16,860		16,021		65,575
Running and voyage expenses			230,042		257,132		251,816
Manufacturing Costs			12,058		10,470		45,662
Depreciation and amortization			51,132		53,417		42,535
Segment operating (loss) profit			(218)		(13,339)		35,166
Assets			796,397		848,248		891,670
Investments in and receivables from affiliates			3,570		3,906		4,436
Loss from investment in affiliates			(817)		(1,056)		(520)
Additions to long-lived assets			$ 24,324		$ 59,234		$ 122,615
Remotely Support Vessel [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			1
River Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			45.00%		44.00%		44.00%
Revenues							$ 64,400
Major Customers [Abstract]
Number of major customer | Customer							1
Major customer revenue amount							$ 64,400
Major customer percentage of revenue							16.00%
Other customer revenue amount							$ 55,600
Other customer percentage of revenue							14.00%
River Business [Member] | Operating Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues			$ 155,705		$ 159,089		$ 181,223
Manufacturing revenues			16,860		16,021		65,575
Running and voyage expenses			118,140		141,748		146,146
Manufacturing Costs			12,058		10,470		45,662
Depreciation and amortization			27,716		28,918		23,977
Segment operating (loss) profit			(10,111)		(30,045)		10,616
Assets			415,310		493,926		446,539
Investments in and receivables from affiliates			3,545		3,720		4,216
Loss from investment in affiliates			(656)		(1,023)		(490)
Additions to long-lived assets			$ 19,493		$ 51,533		$ 9,309
River Business [Member] | River Barges [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			1		1
Major Customers [Abstract]
Other customer revenue amount			$ 40,700		$ 40,800
Other customer percentage of revenue			12.00%		11.00%
Shipyard [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			5.00%		4.00%		16.00%
Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			30.00%		33.00%		23.00%
Number of Vessels | Vessel			13
Offshore Supply Business [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			8
Offshore Supply Business [Member] | Operating Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues			$ 107,094		$ 119,581		$ 93,154
Manufacturing revenues			0		0		0
Running and voyage expenses			50,024		59,197		45,497
Manufacturing Costs			0		0		0
Depreciation and amortization			18,890		17,118		11,676
Segment operating (loss) profit			24,486		28,979		29,055
Assets			327,026		323,056		363,575
Investments in and receivables from affiliates			0		0		0
Loss from investment in affiliates			0		0		0
Additions to long-lived assets			$ 4,643		$ 4,610		$ 104,332
Ocean Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue			20.00%		19.00%		17.00%
Number of Vessels | Vessel			5
Ocean Business [Member] | Operating Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues			$ 67,818	[3]	$ 68,984	[4]	$ 71,265
Manufacturing revenues			0	[3]	0	[4]	0
Running and voyage expenses			61,878	[3]	56,187	[4]	60,173
Manufacturing Costs			0	[3]	0	[4]	0
Depreciation and amortization			4,526	[3]	7,381	[4]	6,882
Segment operating (loss) profit			(14,593)	[3]	(12,273)	[4]	(4,505)
Assets			54,061	[3]	31,266	[4]	81,556
Investments in and receivables from affiliates			25	[3]	186	[4]	220
Loss from investment in affiliates			(161)	[3]	(33)	[4]	(30)
Additions to long-lived assets			$ 188	[3]	3,091	[4]	8,974
Ocean Business [Member] | Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			3
Ocean Business [Member] | Feeder Container Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			2
Ocean Business [Member] | Leased Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			2
Ocean Business [Member] | Sold Vessels [Member] | Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel		1
Corporate [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Assets			$ 45,193		34,982
Ocean and Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Revenues			$ 115,800		$ 118,600		$ 100,400
Major Customers [Abstract]
Number of major customer | Customer			1		1		1
Major customer revenue amount			$ 115,800		$ 118,600		$ 100,400
Major customer percentage of revenue			33.00%		33.00%		24.00%
Petroleo Brasileiro SA [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			2
Revenues					$ 105,000
Major Customers [Abstract]
Major customer revenue amount					$ 105,000
Major customer percentage of revenue					29.00%
Petroleo Brasileiro SA [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Number of Vessels | Vessel			3
Other Assets Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Assets			$ 7,726		$ 13,831

[1]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.
[2]	Classified by country of domicile of charterers/customers.
[3]	Includes a loss on write-down of goodwill, intangible assets and our product tanker Alejandrina totaling $8,030.
[4]	Includes an impairment charge for our product tankers Miranda I and Alejandrina totaling $10,511.